COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 3,481	$ 3,365
Depreciation	1,457	1,647
Royalty expense	235	244
Community relations	47	44
Cost of sales	5,220	5,300
Inventory reduction amount	199	21
Employee benefits expense	1,001	1,051
Gold[member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	3,130	3,063
Depreciation	1,253	1,529
Royalty expense	196	206
Community relations	42	38
Cost of sales	4,621	4,836
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	344	274
Depreciation	170	83
Royalty expense	39	38
Community relations	5	4
Cost of sales	558	399
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	7	28
Depreciation	34	35
Royalty expense	0	0
Community relations	0	2
Cost of sales	$ 41	$ 65